Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Compensation
Share-Based Compensation
14.	Share-based compensation

In April 2021, the Board of Directors of the Company amended the 2018 Plan. Under the Amended 2018 Plan, in April 2021 and on every January 1 thereafter during which the 2018 Plan remains in effect, the maximum aggregate number of Class A ordinary shares which may be subject to awards under the 2018 Plan will be automatically increased by 15.0% of the total number of Class A ordinary shares issued and outstanding on December 31 of the preceding calendar year, if and whenever the unallocated Class A ordinary shares which may be issuable under the 2018 Plan account for less than 3% of the then total issued and outstanding Class A ordinary shares. In May and September 2021, the Company issued 94,927,065 Class A ordinary shares and 63,774,885 Class A ordinary shares, which were then reserved under the Amended 2018 Plan.

(a)	Restricted share units

The following table summarizes the RSUs activity for the years ended December 31, 2021, 2022 and 2023:

	Number of	Weighted average
	shares	grant date fair value
		US$
Outstanding as of December 31, 2020	9,040,000	0.23
Granted	236,768,940	0.58
Forfeited	(6,991,000)	0.48
Vested	(101,574,270)	0.33
Outstanding as of December 31, 2021	137,243,670	0.74
Granted	62,410,200	0.25
Forfeited	(22,844,235)	0.32
Vested	(53,018,580)	0.68
Outstanding as of December 31, 2022	123,791,055	0.60
Granted	102,323,925	0.15
Forfeited	(28,129,155)	0.29
Vested	(51,031,395)	0.60
Outstanding as of December 31, 2023	146,954,430	0.35

In 2023, the Company granted 102,323,925 RSUs to the Company’s employees under the Amended 2018 Plan. The Company used closing price of ordinary share to determine the fair value of the RSUs. Compensation expense related to RSUs with service conditions is recognized over the requisite service period, which is generally the vesting term of up to five years.

As of December 31, 2023, there was USD32,933 unrecognized compensation expense related to RSUs, which is expected to be recognized over a weighted-average period of 36.45 months.

(b)	Share options

The following table summarizes the share options for the years ended December 31, 2021, 2022 and 2023:

		Weighted-Average	Weighted
		per Share	Average
	Number of	Exercise	Remaining	Aggregate
	shares	Price	Contractual Term	Intrinsic Value
		US$	Years	US$
Outstanding as of December 31, 2020	—	—	—	—
Granted	114,000,000	0.76	—	—
Outstanding as of December 31, 2021	114,000,000	0.76	9.10	—
Outstanding as of December 31, 2022	114,000,000	0.76	8.12	—
Granted	30,000,000	0.40	—	—
Outstanding as of December 31, 2023	144,000,000	0.69	7.53	—
Expected to vest as of December 31, 2023	144,000,000	0.69	7.53	—
Exercisable as of December 31, 2023	84,000,000	0.69	7.53	—

The aggregate intrinsic value as of December 31, 2023 in the table above represents the difference between the fair value of the Company’s ordinary share on December 31, 2023 and the exercise price.

The fair values of the share options granted by the Company to employees for the year ended December 31, 2023 are as follows:

For the Year Ended December 31,
2023
Weighted average grant date fair value of option per share	0.53
Aggregate grant date fair value of options	75,638

As of December 31, 2023, there was USD22,955 unrecognized compensation expense related to share options, which is expected to be recognized over a weighted-average period of 20.21 months.

The assumptions used to estimate the fair values of the share options granted were as follows:

	For the Year Ended December 31,	For the Year Ended December 31,
	2021	2023
Risk-free rate of return (1)	1.25% to 1.85%	3.85% to 3.92%
Dividend yield (2)	0%	0%
Expected volatility (3)	136.91% to 142.01%	124.86%
Expected term (4)	10 years	10 years
Exercise multiple (5)	2.80	2.80
Fair value of ordinary share	US$3.78 per ADS to US$17.51 per ADS	US$1.79 per ADS
1)	The risk-free rate of return was estimated based on the yield of US Strip Bond with a maturity life equal to the remaining maturity life of the Company’s options as of the valuation date.
2)	Dividend yield is zero as the Company has never declared or paid any cash dividends on its shares, and the Company does not anticipate any dividend payments in the foreseeable future.
3)	The expected volatility was estimated based on the historical volatility of comparable peer public companies and the Company with a time horizon close to the contract life of the Company’s options.
4)	Expected term is the contract life of the option.
5)	The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it has considered the statistics by making reference to a widely-accepted academic research publication.